Other non-current financial liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial liabilities [abstract]
Schedule of Breakdown for Other Non-Current Financial Liabilities
The following table provides a breakdown for other non-current financial liabilities.

(€ thousands)	At June 30, 2025	At December 31, 2024
Written put options on non-controlling interests	118,560	146,338
of which Thom Browne option	98,806	127,072
of which Dondi option	19,754	19,266
Other	—	110
Other non-current financial liabilities	118,560	146,448